Expense Example - Frontier Mid Cap Growth Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	928
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,223
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,106
Class D
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	$ 1,047